Employee compensation and benefits - Movement on HSBC share awards (Details) - Restricted share awards shares in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards outstanding at 1 Jan	104,525	123,166
Additions during the year	61,569	62,044
Released in the year	(67,899)	(76,051)
Forfeited in the year	(3,298)	(4,634)
Share awards outstanding at 31 Dec	94,897	104,525
Weighted average fair value of awards granted (in dollars per share) | $	$ 7.66	$ 7.09